[OBJECT OMITTED]
--------------------------------------------------------------------------------
                           CLEARWATER INVESTMENT TRUST
--------------------------------------------------------------------------------

                                February 12, 1998


TO:   Our Unit Holders

On December 31, 1997, the net asset value of the Clearwater Growth Fund was $21.17 per unit. The net asset value of the Clearwater Small Cap Fund was $15.24 per unit. On a total return basis for 1997, the Clearwater Growth Fund increased by 28.4% and the Clearwater Small Cap Fund increased by 40.2%. For comparative purposes, the S&P 500 increased by 33.2% and the Russell 2000 increased by 22.4%. For the fourth quarter, the Clearwater Growth Fund increased 1.3% and the Clearwater Small Cap Fund decreased 2.2%. The S&P 500 increased 2.9% and the Russell 2000 decreased 3.4%.

Sit Investment Associates, Inc., the subadvisor for the Clearwater Growth Fund through October 31, made the following comments as of that date, their final report as subadvisor for the fund before being replaced by Parametric Portfolio
Associates:

          "U.S. financial markets were characterized by increased volatility in October, caused by market turbulence in Asia that spread to Latin America, Europe, and ultimately to the U.S. Your portfolio fared quite well in the downturn, and the year-to-date results are very satisfactory, as shown below:

                                                  Total Returns to 10/31/97
                                                One Month        Year-to-Date
                  S & P 500 Index                 -3.3%             +25.3%
                  Russell 1000 Growth Index       -3.7%             +23.8%
                  Russell Midcap Growth Index     -2.8%             +25.8%
                  Hybrid Index                    -4.4%             +21.7%
                  Your Portfolio                  -2.6%             +23.4%

          The favorable October performance was due primarily to positive stock selection variances versus benchmarks. Particularly noteworthy was the strong relative performance of stocks in the technology and retail groups.

          Third quarter U.S. real GDP rose +3.5%, paced by strong consumer spending on durable goods. Our estimate of full-year 1998 real GDP is +2.9%, down from the 3.8% growth we expect in 1997. Current consensus estimates are that the problems in the entire Asia region might pare as much as -0.5% from U.S. real GDP growth in 1998. We agree that there will be a small negative effect on overall U.S. economic growth and that, on the margin, lower inflationary pressures will be another outcome. Standard & Poors 500 reported profit gains in both 1997 and 1998 are forecast to be in the +8 to +10 percent range and operating profit gains should be somewhat higher.

          Moderate aggregate economic and profit growth, in connection with low inflation, are normally ingredients that favor growth stock investing, and they appear to be present today. Also encouraging is the fact that during October the earnings yield/bond yield spread relationship experienced one of the largest one-month swings favoring equities that has been experienced in the last several years. Accordingly, equity portfolios are being maintained in essentially fully invested positions."


As of November 1, 1997 Parametric Portfolio Associates replaced Sit Associates as subadvisor for the Clearwater Growth Fund. The subadvisor comments below on the transition and the outlook for the year ahead:

          "Parametric Portfolio Associates began managing the Clearwater Growth Fund portfolio on November 1, 1997. Initial trading and portfolio management activity consisted primarily of diversifying the portfolio to more closely match the Russell 1000 index. Early tax-aware rebalancing and investment of portfolio cash resulted in nearly a 1% reduction in annual tracking differences versus the index. The trading activity generated a net realized loss in the portfolio. These results were above expectations as market volatility prior to and during the transition created a window of opportunity for diversification activities.

         As of 12/31/97, the portfolio was diversified across 279 stocks representing all industries and economic sectors. The investment posture still reflects to a large degree the previous manager's biases toward growth and mid-capitalization securities. Investment performance in the last two months of 1997 reflected these biases as value outperformed  growth  and large  outperformed  mid,  and the  portfolio
         underperformed  its  larger  capitalization,   style-neutral  benchmark
         index.

         Parametric will continue to monitor the portfolio and utilize all opportunities to diversify using cash flows, dividends, and market volatility. In addition, Parametric will continue to research and communicate alternative diversification plans to the Clearwater fund management. Parametric fully expects the long-term real return of this portfolio after taxes and fees to be extremely competitive relative to all alternatives."

[GRAPHIC OMITTED]
                           Annualized Total Return
                       One Year  Five Year Ten Year
          Growth Fund    28.4%     16.4%     15.9%
          S&P 500        33.2%     20.2%     18.0%



Kennedy Capital Management, the subadvisor for the Small Cap Fund, made the following comments:

          "Last year our economic forecast was quite accurate. We predicted continuing low inflation with modest and sustainable economic growth. With regard to the financial markets, we were less prescient. We were bullish, but not nearly bullish enough. We offered that the markets might give 10% to investors; instead, the Russell 2000 returned 22.4%. (The Russell 2000 Value was up 26.2% and the Russell Growth index added 12.9%.) We were also expecting some re-alignment between the values of small and large-cap stocks. And in the third quarter, small stocks rallied and the re-alignment appeared at hand. Small stocks were gaining momentum and market pundits were singing their praises. Alas, the Asian flu struck. As the virus took hold, fear returned to the market and investors voted their preference for the larger, better-known securities. Never mind that the large global companies have the most to lose from a strong dollar cutting into their exports. Never mind that these larger companies with the most global reach will be negatively affected by the declining purchasing power of billions of Asian consumers. No, investors punished small U.S. companies that typically sell to a domestic market. In the fourth quarter the S&P 500 gained 2.9% while the Russell 2000 lost 3.4%. Small growth and technology stocks were pummeled particularly hard. We were, however, correct in posing that the threat to the market would be external -- although we were neutral on whether the problem would be inflation or deflation.

          Looking forward, we know that the Asian threat is a deflationary one. Will these economies contract enough to slow world trade to dangerously low levels? The conventional wisdom is "no." Central bankers will print money before they permit a downward economic spiral. We're not so sure.

          Certainly, the IMF has been imposing some fairly harsh terms on these struggling economies. In our view, we would prefer to see the banks take some pain. The IMF, by bailing out the lenders, just postpones the problem. If lenders are not permitted to lose, then they will continue to make risky loans.

          Bottom line: We predict a modest decline in interest rates and a flat year for the stock market. As the excesses are shaken out, small stocks will surge. It may happen in late 1998 or maybe early in 1999. That's our prediction! Guess? Wish? Regardless, we will continue to seek out small, under-followed, but rapidly growing companies and help bring them to the attention of other investors."


[GRAPHIC OMITTED]


                           Annualized Total Return
                          One Year  Five Year Inception 12/31/91
          Small Cap Fund    40.2%        NA          17.4%
          Russel 2000       22.4%        NA          15.8%





Clearwater Investment Trust                       Clearwater Management Company
---------------------------                       -----------------------------
F. T. Weyerhaeuser, Chairman & Treasurer          P. W. Pascoe, Chairman &
Samuel B. Carr, Jr.                                Treasurer
Stanley R. Day, Jr.                               W. T. Weyerhaeuser, V.P. &
Robert J. Phares                                   Secretary
                                                  E. C. Driscoll
                                                  W. John Driscoll
D. C. Titcomb, V.P. & Secretary                   C. W. Morley
                                                  F. W. Piasecki
                                                  D. C. Titcomb
                                                  G. H. Weyerhaeuser, Jr

                         CLEARWATER INVESTMENT TRUST

                              Financial Statements

                                December 31, 1997

KPMG Peat Marwick

     4200 Norwest Center
     90 South Seventh Street
     Minneapolis, MN 55402




                          Independent Auditors' Report



The Board of Trustees and Shareholders
Clearwater Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Clearwater Small Cap Fund and Clearwater Growth Fund (funds within Clearwater Investment Trust) as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold, but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Clearwater Growth Fund and Clearwater Small Cap Fund at December 31, 1997, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                                     /s/KPMG Peat Marwick LLP
                                                     KPMG Peat Marwick LLP



Minneapolis, Minnesota
February 12, 1998

                           CLEARWATER INVESTMENT TRUST





STATEMENTS OF ASSETS AND LIABILITIES

December 31, 1997
                                                                                                 GROWTH            SMALL CAP
                                                                                                  FUND                FUND
ASSETS
Investments in securities, at market value (note 2)
   (identified cost: $64,154,251 Growth Fund; $36,706,842 Small Cap Fund)                     $116,074,449        $48,369,167
Cash                                                                                                 1,832            (42,426)
Receivable for investment securities sold                                                                0            249,204
Accrued dividend and interest receivable                                                            87,717              7,921
Other receivables                                                                                        0            189,816
                                                                                               -----------          ---------

                                                                TOTAL ASSETS                   116,164,048         48,773,682

LIABILITIES

Payables for investment securities purchased                                                             0            758,060
Dividend payable                                                                                 8,929,488          7,022,467
Other payables                                                                                     189,816                  0
Accrued management fee                                                                             185,489            154,746
                                                                                               -----------         ----------

                                                          TOTAL LIABILITIES                      9,304,793          7,935,273

NET ASSETS                                                                                    $106,859,255        $40,838,409
----------                                                                                     ===========        ===========





CAPITAL

Capital stock and additional paid-in capital
   (authorized unlimited number of shares at no par
    value for each Fund; outstanding 5,047,760 and
    2,679,104 shares, respectively (note 2))                                                  $ 54,939,981        $29,166,125
Accumulated net realized gain(loss)                                                                   (975)             9,958
Unrealized appreciation of investments                                                          51,920,249         11,662,326
                                                                                                ----------         ----------

NET ASSETS                                                                                    $106,859,255        $40,838,409
----------                                                                                     ===========        ===========


Net asset value per share of outstanding capital stock                                        $      21.17        $     15.24


See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

STATEMENTS OF OPERATIONS

For Year Ended December 31, 1997

GROWTH        SMALL CAP                                                                            GROWTH            SMALL CAP
                                                                                                    FUND                FUND
INVESTMENT INCOME
   Income:
     Dividends (net of foreign taxes withheld of $405 and $0, respectively)                    $   749,020        $   347,182
     Interest                                                                                      198,921            121,556
                                                                                               -----------        -----------

TOTAL INCOME                                                                                       947,941            468,738

   Expenses: (note 5)
     Investment advisory fee                                                                     1,012,399            534,172

                                                     NET INVESTMENT INCOME (LOSS)                  (64,458)           (65,434)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain (loss) on security transactions                                             8,928,506          7,097,859
   Unrealized appreciation (depreciation) during the period                                     16,922,059          6,508,576

                                                         NET GAIN ON INVESTMENTS                25,850,565         13,606,435

                                      NET INCREASE IN NET ASSETS FROM OPERATIONS               $25,786,107        $13,541,001
                                                                                               ===========        ===========


STATEMENTS OF CHANGES IN NET ASSETS

For Year Ended December 31, 1997                                          GROWTH FUND                    SMALL CAP FUND
                                                                   12/31/97         12/31/96        12/31/97         12/31/96
OPERATIONS
   Net investment income(loss)                                  $   (64,458)     $   (66,846)     $  (65,434)      $    1,464
   Net realized gain(loss) on investments                         8,928,506       13,625,055       7,097,859        1,056,580
   Unrealized appreciation(depreciation)
       during the period                                         16,922,059        4,478,299       6,508,576        3,060,523
                                                                 ----------       ----------      ----------        ---------

       NET INCREASE IN NET ASSETS FROM OPERATIONS                25,786,107       18,036,508      13,541,001        4,118,567
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income, net                                                 0                0               0           (2,953)
   Excess distribution of net investment income                           0                0               0          (18,195)
   Net realized gain(loss) on investments                        (8,987,082)     (13,567,454)     (7,022,467)      (1,059,022)
   Tax return of capital                                                  0                0               0          (36,781)
                                                                -----------     ------------    ------------     ------------

     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (8,987,082)     (13,567,454)     (7,022,467)      (1,116,951)
CAPITAL SHARE TRANSACTIONS (note 4)
   Proceeds from shares sold                                        435,000            9,000       2,164,600        2,162,955
   Reinvestment of distributions from
       net investment income                                         31,725        7,281,829               0          812,971
   Payments for shares redeemed                                  (4,328,643)      (2,612,400)       (618,257)         (29,543)
                                                                -----------      -----------     -----------       ----------

            INCREASE(DECREASE) IN NET ASSETS FROM
                      CAPITAL SHARES TRANSACTIONS                (3,861,918)       4,678,429       1,546,343        2,946,383
                                                                 -----------       ---------       ---------       ----------

                     TOTAL INCREASE IN NET ASSETS                12,937,107        9,147,483       8,064,877        5,947,999

NET ASSETS
   At the beginning of the period                                93,922,148       84,774,665      32,773,532       26,825,533
                                                                 ----------       ----------      ----------       ----------

   At the end of the period                                    $106,859,255      $93,922,148     $40,838,409      $32,773,532
                                                                ===========      ===========     ===========      ===========

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST


                          Notes to Financial Statements

(1)  Organization

         Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes two series of funds: Clearwater Growth Fund and Clearwater Small Cap Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the funds is long-term capital growth. The Clearwater Growth Fund invests in a broad list of securities that offer the potential for growth. The Clearwater Small Cap Fund primarily invests in equity and fixed income securities of companies that have total equity market capitalizations of $1 billion or lower.


(2)  Summary of Significant Accounting Policies

      The significant accounting policies followed by the funds are as follows:

         Investments in Securities

         Investments in securities are valued at the last sales price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

         Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

                          CLEARWATER INVESTMENT TRUST


         Federal Taxes

         The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

         Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

         On  the  statements  of  assets  and  liabilities,   due  to  permanent
         book-to-tax differences, the following adjustments have been made:

                                             Clearwater       Clearwater
                                             Growth Fund    Small Cap Fund
         -----------------------------------------------------------------

         Undistributed net investment income    $64,458           $65,434
         Accumulated net realized gains               0           (65,434)
         Additional paid-in capital             (64,458)                0


         Distributions to Shareholders

         Distributions to shareholders from net investment income and net realized gains, if any, are declared annually and paid in cash or reinvested in additional shares.

         Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                          CLEARWATER INVESTMENT TRUST

(3)  Investment Security Transactions

         Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the period ended December 31, 1997, were as follows:
                                          Purchases      Sales proceeds
         ----------------------------------------------------------------
         Clearwater Growth Fund          $38,200,872       $46,256,744
         Clearwater Small Cap Fund        35,714,281        35,301,244


(4)  Capital Share Transactions

         Transactions in shares of each fund for the years ended December 31, 1997 and 1996, were as follows:

                                   Clearwater              Clearwater
                                   Growth Fund           Small Cap Fund
                                ------------------     ------------------
                                12/31/97  12/31/96     12/31/97  12/31/96
         ----------------------------------------------------------------
         Sold                     24,071       500      144,088   171,784
         Issued for reinvested
          distributions            1,459   407,261          -0-    63,812

         Redeemed               (230,550) (137,983)     (36,779)   (2,467)
         ----------------------------------------------------------------
         Increase (decrease)    (205,020)  269,778      107,309   233,129
         ----------------------------------------------------------------

                          CLEARWATER INVESTMENT TRUST



(5)  Expenses and Related Party Transactions

         The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's chairman is a shareholder. Under terms of an agreement, Clearwater Growth Fund and Clearwater Small Cap Fund pay a monthly fee equal to an annual rate of .45% and 1.35% of average net assets, respectively. On November 1, 1997, the management fee for the Growth Fund decreased from 1.10% to 0.45% of average net assets to reflect a change in the sub-advisor from SIT Investment Associates, Inc. to Parametric Portfolio Associates, Inc. Clearwater Management Company is responsible for the payment or reimbursement of all of the Funds' expenses, except brokerage, taxes, interest and extraordinary expenses.

         The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to SIT Investment Associates, Inc., from January 1 to November 1, 1997 was equal to an annual rate of .75% of the first $10 million in net assets and then decreasing in reduced percentages to .35% of net assets in excess of $80 million. The new sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, Inc., is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, is equal to an annual rate of 1.00% of the first $30 million in net assets and then decreasing in reduced percentages to 0.80% of net assets in excess of $50 million.




(6)  Restricted Securities

         At December 31, 1997, investments in securities for the Clearwater Growth Fund includes a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. The Fund currently limits investments in restricted securities to 15% of net assets at the time of purchase. The aggregate value of such security at December 31, 1997 was $1,168,750, representing 1.1% of net assets for the Clearwater Growth Fund.

                          CLEARWATER INVESTMENT TRUST



(7)  Financial Highlights

      Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

Clearwater Growth Fund

                                                Years ended December 31,
                                      ------------------------------------------
                                        1997(d)  1996     1995    1994     1993
--------------------------------------------------------------------------------
Net asset value, beginning of year     17.88    17.01    13.62   14.49    15.98
--------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income (loss)         (0.01)   (0.01)    0.01    0.06     0.09
    Net realized and unrealized
     gains                              5.08     3.68     4.43    0.11     0.27
--------------------------------------------------------------------------------
 Total from investment
  operations                            5.07     3.67     4.44    0.17     0.36

--------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment
  income                                0.00     0.00    (0.01)  (0.06)   (0.09)
 Distributions from realized
  gains                                (1.78)   (2.80)   (1.04)  (0.98)   (1.76)
--------------------------------------------------------------------------------
      Total Distributions              (1.78)   (2.80)   (1.05)  (1.04)   (1.85)

--------------------------------------------------------------------------------
Net asset value, end of year           21.17    17.88    17.01   13.62    14.49

--------------------------------------------------------------------------------
Total Return (a)                       28.4%    21.6%    32.6%    1.2%     2.2%

Net assets, end of period(000's
 omitted)                           $106,859  $93,922   84,775  65,999   61,037

Ratio of expenses to average
 net assets                             0.98%    1.08%(c) 1.08%   1.07%    1.08%

Ratio of net investment income(loss)
 to average net assets                 -0.06%   -0.07%    0.06%   0.39%    0.55%

Average brokerage commission
 rate (b)                            $0.0571  $0.0547      n/a     n/a      n/a

Portfolio turnover rate (excluding
 short-term securities)                38.16%   75.90%   58.64%  70.69%   52.76%

      (a)Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

      (b)Beginning in fiscal 1996, the fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing total brokerage commissions paid on purchases and sales of portfolio securities by the total number of related shares purchased and sold.


      (c)Includes federal and state taxes of .01%.


      (d)Effective November 1, 1997, Parametric Portfolio Associates, Inc. became the subadvisor for the fund.

                           CLEARWATER INVESTMENT TRUST



Clearwater Small Cap Fund

                                                Years ended December 31,
                                        1997     1996    1995     1994(b)  1993
--------------------------------------------------------------------------------
Net asset value, beginning of year    $12.74   $11.47    9.89    12.26    11.50
--------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment Income (loss)         (0.02)    0.00    0.04     0.17     0.17
  Net realized and unrealized
   gain (loss)                          5.14     1.71    2.56    (0.99)    1.60

--------------------------------------------------------------------------------
Total from investment
 operations                             5.12     1.71    2.60    (0.82)    1.77

--------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment
  income                                0.00     0.00   (0.04)   (0.17)   (0.17)
 Excess distributions from net investment
  income                                0.00    (0.01)   0.00     0.00     0.00
 Distributions from realized
  gains                                (2.62)   (0.42)  (0.98)   (1.38)   (0.84)
 Tax return of capital                  0.00    (0.01)   0.00     0.00     0.00

--------------------------------------------------------------------------------
Total Distributions                    (2.62)   (0.44)  (1.02)   (1.55)   (1.01)

--------------------------------------------------------------------------------
Net asset value, end of year          $15.24   $12.74   11.47     9.89    12.26

--------------------------------------------------------------------------------
Total Return (a)                       40.2%    15.0%   26.3%    -6.7%    15.4%

Net assets, end of period(000's
 omitted)                            $40,838  $32,774  26,826   17,998   13,972

Ratio of expenses to average
 net assets                             0.135%   1.37%(d)1.35%    1.40%    1.47%

Ratio of net investment income
 (loss) to average net assets          -0.17%    0.00%   0.36%    1.61%    1.38%

Average brokerage commission
 rate (c)                              $0.0503  $0.0424   n/a      n/a      n/a

Portfolio turnover rate (excluding
 short-term securities)                92.22%   89.25%  77.46%  122.88%   58.49%

      (a)Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

      (b)Effective May 1, 1994, a change was implemented in the fund's investment policies whereby the fund must invest at least 65% of its total assets in securities of companies that have total equity market capitalizations of $1 billion or lower. Also effective January 1, 1994, Kennedy Capital Management became the sub-adviser for the fund.

      (c)Beginning in fiscal 1996, the fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing total brokerage commissions paid on purchases and sales of portfolio securities by the total number of related shares purchased and sold.

      (d) Includes federal and state taxes of .04%.

                                                      CLEARWATER GROWTH FUND

                                       SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1997

           FACE                                                                                                        PERCENT
          AMOUNT                                                                                      MARKET             OF
         OR SHARES     SECURITY                                               COST                   VALUE (a)        NET ASSETS

COMMON STOCKS

AIR TRANSPORTATION
             300       AMR CORP (b)                                            35,793.00                 38,550.00
             200       DELTA AIR LINES INC.                                    20,824.50                 23,800.00
             400       FEDERAL EXPRESS CORP (b)                                26,836.52                 24,425.00
                                                                  -----------------------   -----------------------
                         TOTAL AIR TRANSPORTATION                              83,454.02                 86,775.00         0.08%
AIRCRAFT
          19,000       BOEING CO                                              449,445.00                929,812.50
             600       LOCKHEED MARTIN CORPORATION                             59,173.50                 59,100.00
             800       UNITED TECHNOLOGIES CORP                                57,473.04                 58,250.00
                                                                  -----------------------   -----------------------
                         TOTAL AIRCRAFT                                       566,091.54              1,047,162.50         0.98%

ALUMINUM
             500       ALUMINUM COMPANY OF AMERICA                             36,655.00                 35,187.50         0.03%

BANKS
           1,900       BANC ONE CORP                                          100,164.01                103,193.75
             500       BANK OF BOSTON CORP                                     41,430.00                 46,968.75
           1,300       BANK OF NEW YORK CO INC                                 62,790.52                 75,156.25
           2,300       BANKAMERICA CORP                                       168,819.31                167,900.00
             300       BANKERS TRUST NEW YORK CORP                             36,318.00                 33,731.25
             700       BARNETT BANKS INC                                       50,373.26                 50,312.50
           6,500       CHASE MANHATTEN CORP                                   654,888.75                711,750.00
           8,500       CITICORP                                               357,041.25              1,074,718.75
             300       COMERICA INC.                                           23,943.00                 27,075.00
             700       CORESTATES FINANCIAL CORP                               50,542.03                 56,043.75
             400       FIFTH THIRD BANCORP                                     26,025.00                 32,700.00
           4,000       FIRST AMERICAN CORP-TENN                               107,205.00                199,000.00
           1,000       FIRST CHICAGO NBD CORP                                  74,122.50                 83,500.00
           1,700       FIRST UNION CORP (N C )                                 84,458.21                 87,125.00
             900       FLEET FINANCIAL GROUP INC.                              58,272.75                 67,443.75
             600       J P MORGAN & COMPANY                                    69,092.28                 67,725.00
             700       KEYCORP                                                 44,267.02                 49,568.75
           1,400       MBNA CORP                                               37,621.50                 38,237.50
            900        MELLON BANK CORP                                        46,904.04                 54,562.50
             700       NATIONAL CITY CORP                                      42,254.52                 46,025.00
           2,400       NATIONSBANK CORP                                       149,050.32                145,950.00
          52,000       NORWEST CORP                                         1,155,560.00              2,008,500.00
           1,100       PNC BANK CORPORATION                                    53,028.47                 62,768.75
           4,000       REPUBLIC NEW YORK CORP                                 382,682.70                456,750.00
             500       STATE STREET CORP                                       28,217.50                 29,093.75
             700       SUNTRUST BANKS INC.                                     46,060.77                 49,962.50
             800       U S BANCORP                                             83,398.00                 89,550.00
            500        WACHOVIA CORP                                           37,580.00                 40,562.50
             800       WASHINGTON MUTUAL INC.                                  55,000.00                 51,050.00
             200       WELLS FARGO & CO                                        59,349.50                 67,887.50
                                                                  -----------------------   -----------------------
                         TOTAL BANKS                                        4,186,460.21              6,074,812.50         5.68%

See accompanying notes to investments in securities              1                                                     (continued)

                                                      CLEARWATER GROWTH FUND

                                       SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1997

           FACE                                                                                                        PERCENT
          AMOUNT                                                                                      MARKET             OF
         OR SHARES     SECURITY                                               COST                   VALUE (a)        NET ASSETS

BEVERAGES
           1,500       ANHEUSER-BUSCH COS INC                                  61,264.95                 66,000.00
          36,000       COCA-COLA CO                                         1,081,705.00              2,398,500.00
           5,000       PEPSICO INC                                            186,237.50                182,187.50
                                                                  -----------------------   -----------------------
                         TOTAL BEVERAGES                                    1,329,207.45              2,646,687.50         2.48%

BROADCASTING
           4,100       CBS CORPORATION                                        112,181.50                120,693.75
           1,100       COMCAST CORP-SPECIAL CLASS A                            30,662.50                 34,718.75
           1,700       TELE COMMUNICATIONS-CL A (b)                            38,356.25                 47,493.75
             700       TELE COMM LIBERTY MEDIA GR-A (b)                        23,012.50                 25,375.00
           1,400       TIME WARNER INC.                                        82,946.50                 86,800.00
           2,000       U S WEST MEDIA GROUP                                    52,557.60                 57,750.00
           1,000       VIACOM INC. (b)                                         30,716.30                 40,875.00
                                                                  -----------------------   -----------------------
                         TOTAL BROADCASTING                                   370,433.15                413,706.25         0.39%

BUSINESS EQUIP & SERVICES
          18,000       ACCUSTAFF INC (b)                                      332,705.00                414,000.00
             700       BROWNING-FERRIS INDS                                    23,948.26                 25,900.00
          14,000       CALIBER SYSTEM INC                                     496,205.75                681,625.00
          26,000       CERIDIAN CORP COM (b)                                  693,103.00              1,191,125.00
          17,200       CORESTAFF INC (b)                                      434,102.00                455,800.00
          12,000       DANKA BUSINESS SYSTEMS-SPON ADR                        418,117.70                191,250.00
          26,000       DENDRITE INTERNATIONAL INC. (b)                        317,216.10                503,750.00
           1,100       ELECTRONIC DATA SYSTEMS CORP                            43,097.23                 48,331.25
          22,000       FIRST DATA CORP                                        226,047.22                643,500.00
             500       PITNEY-BOWES INC.                                       41,455.00                 44,968.75
             900       REPUBLIC INDUSTRIES (b)                                 27,391.50                 20,981.25
             800       SERVICE CORP INTERNATIONAL                              24,648.00                 29,550.00
          21,750       STEWART ENTERPRISES INC-CL A                           629,245.99              1,014,093.75
           5,500       SYLVAN LEARNING SYSTEMS INC (b)                        207,480.00                214,500.00
           1,500       WASTE MANAGEMENT INC.                                   37,402.50                 41,250.00
                                                                  -----------------------   -----------------------
                         TOTAL BUSINESS EQUIP & SERVICES                    3,952,165.25              5,520,625.00         5.17%

CAPITAL EQUIPMENT
           1,200       CATERPILLAR INC                                         62,622.00                 58,275.00
             700       ILLINOIS TOOL WORKS, INC.                               35,760.76                 42,087.50
          12,000       KENNAMETAL INC.                                        550,972.70                621,750.00
          12,000       SUNDSTRAND CORP                                        381,907.50                604,500.00
                                                                  -----------------------   -----------------------
                         TOTAL CAPITAL EQUIPMENT                            1,031,262.96              1,326,612.50         1.24%

CHEMICALS-PETRO & INORGANIC
             800       DOW CHEMICAL                                            73,823.04                 81,200.00
           3,700       DUPONT E I DE NEMOURS                                  213,165.88                222,231.25
          22,500       MONSANTO CO                                            329,839.69                945,000.00
                                                                  -----------------------   -----------------------
                         TOTAL CHEMICALS-PETRO & INORGANIC                    616,828.61              1,248,431.25         1.17%

CHEMICALS-SPECIALTY
             300       AIR PRODUCTS & CHEMICALS INC                            23,043.00                 24,675.00
             100       PRAXAIR INC                                              4,456.00                  4,500.00
                                                                  -----------------------   -----------------------
                         TOTAL CHEMICALS-SPECIALTY                             27,499.00                 29,175.00         0.03%


See accompanying notes to investments in securities              2                                                     (continued)

                                                      CLEARWATER GROWTH FUND

                                       SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1997

           FACE                                                                                                        PERCENT
          AMOUNT                                                                                      MARKET             OF
         OR SHARES     SECURITY                                               COST                   VALUE (a)        NET ASSETS

COMMUNICATIONS EQUIPMENT
          27,000       ADC TELECOMMUNICATIONS INC. (b)                        631,999.00              1,127,250.00
           7,000       CIENA CORP (b)                                         342,767.05                427,875.00
          28,500       CISCO SYSTEMS INC (b)                                  278,270.35              1,588,875.00
           1,100       3COM CORP (b)                                           48,087.49                 38,431.25
           2,100       LUCENT TECHNOLOGIES INC.                               175,994.70                167,737.50
           4,500       PAIRGAIN TECHNOLOGIES INC. (b)                          94,432.20                 87,187.50
          14,500       TELLABS, INC. (b)                                      298,665.30                766,687.50
                                                                  -----------------------   -----------------------
                         TOTAL COMMUNICATIONS EQUIPMENT                     1,870,216.09              4,204,043.75         3.93%

COMPUTERS-MAIN & MINI
             500       DIGITAL EQUIPMENT (b)                                   26,667.50                 18,500.00
           2,800       HEWLETT-PACKARD CO                                     181,030.64                175,000.00
           3,300       INTL BUSINESS MACHINES CORP                            338,860.50                345,056.25
           5,500       XEROX CORP                                             426,875.15                405,968.75
                                                                  -----------------------   -----------------------
                         TOTALS COMPUTERS-MAIN & MINI                         973,433.79                944,525.00         0.88%

COMPUTERS-MICRO
           2,300       COMPAQ COMPUTER CORP                                   158,181.81                129,806.25
             900       DELL COMPUTER CORP (b)                                  77,072.76                 75,600.00
                                                                  -----------------------   -----------------------
                         TOTAL COMPUTERS-MICRO                                235,254.57                205,406.25         0.19%

COMPUTERS-PERIPHERALS
          14,000       BAAN COMPANY NV (b)                                    199,062.50                462,000.00
          11,000       ASPEN TECHNOLOGY INC. (b)                              321,179.55                376,750.00
          15,000       COMPUTER ASSOCIATES INTL INC.                          514,842.00                793,125.00
          19,000       ELECTRONICS FOR IMAGING (b)                            548,465.30                315,875.00
           1,600       EMC CORP MASS (b)                                       47,098.00                 43,900.00
           9,500       LEGATO SYSTEMS INC. (b)                                157,970.10                418,000.00
          13,000       MICROSOFT CORP (b)                                      83,073.61              1,680,250.00
          26,500       ORACLE CORPORATION (b)                                  83,951.14                591,281.25
          32,000       PARAMETRIC TECH (b)                                    417,553.25              1,516,000.00
          55,000       PEOPLESOFT INC. (b)                                    862,211.20              2,145,000.00
                                                                 ------------------------   -----------------------
                         TOTAL COMPUTERS-PERIPHERALS                        3,235,406.65              8,342,181.25         7.81%

CONSTRUCTION MATERIALS
          19,000       CRANE CO                                               515,675.00                824,125.00
           8,000       OWENS CORNING                                          248,120.85                273,000.00
             600       PPG INDUSTRIES INC.                                     34,142.28                 34,275.00
                                                                 ------------------------   -----------------------
                         TOTAL CONSTRUCTION MATERIALS                         797,938.13              1,131,400.00         1.06%

COSMETICS & TOILETRIES
             400       AVON PRODUCTS                                           26,011.52                 24,550.00
          16,500       GILLETTE COMPANY                                       550,137.35              1,657,218.75
                                                                 ------------------------   -----------------------
                         TOTAL COSMETICS & TOILETRIES                         576,148.87              1,681,768.75         1.57%

DEFENSE
             153       RAYTHEON CO CL-A                                         8,880.41                  7,547.18
             800       RAYTHEON CO CL-B                                        41,998.00                 40,400.00
             500       ROCKWELL INTERNATIONAL CORP                             24,905.00                 26,125.00
                                                                -------------------------   -----------------------
                         TOTAL DEFENSE                                         75,783.41                 74,072.18         0.07%


See accompanying notes to investments in securities              3                                                     (continued)

                                                      CLEARWATER GROWTH FUND

                                       SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1997

           FACE                                                                                                        PERCENT
          AMOUNT                                                                                      MARKET             OF
         OR SHARES     SECURITY                                               COST                   VALUE (a)        NET ASSETS

ELECTRICAL EQUIPMENT
             800       DOVER CORP                                              27,686.52                 28,900.00
           1,500       EMERSON ELECTRIC CO                                     83,733.75                 84,656.25
          38,600       GENERAL ELECTRIC CO                                  1,661,591.47              2,832,275.00
             400       HONEYWELL INC                                           28,161.52                 27,400.00
          17,000       TYCO INTERNATIONAL LTD                                 329,885.00                766,062.50
                                                                  -----------------------   -----------------------
                         TOTAL ELECTRICAL EQUIPMENT                         2,131,058.26              3,739,293.75         3.50%

ELECTRONIC COMPONENTS
             700       AMP INC                                                 32,698.26                 29,400.00
          38,000       ANALOG DEVICES (b)                                     681,654.00              1,052,125.00
          26,000       INTEL CORP                                             208,329.75              1,826,500.00
          19,000       XILINX INC (b)                                         579,697.78                666,187.50
           2,000       MOTOROLA INC                                           129,307.60                114,125.00
                                                                  -----------------------   -----------------------
                         TOTAL ELECTRONIC COMPONENTS                        1,631,687.39              3,688,337.50         3.45%

ELECTRONIC INSTRUMENTS
           1,200       APPLIED MATERIALS INC. (b)                              44,659.56                 36,150.00
          11,500       ASM LITHOGRAPHY HOLDING NV (b)                         445,941.70                776,250.00
                                                                  -----------------------   -----------------------
                         TOTAL ELECTRONIC INSTRUMENTS                         490,601.26                812,400.00         0.76%

FARM MACHINERY
             800       DEERE & CO                                              43,423.04                 46,650.00         0.04%

FINANCE COMPANIES
             400       HOUSEHOLD INTERNATIONAL INC.                            45,811.52                 51,025.00         0.05%

FOOD & RELATED PRODUCTS
           1,800       ARCHER DANIELS MIDLAND                                  40,720.50                 39,037.50
           6,500       CAMPBELL SOUP CO                                       312,112.00                377,812.50
           1,600       CONAGRA INC COM                                         53,846.08                 52,500.00
             500       CPC INTERNATIONAL INC.                                  50,717.50                 53,875.00
             500       GENERAL MILLS INC                                       33,817.50                 35,812.50
           1,200       HEINZ (H J) CO                                          57,072.00                 60,975.00
             700       KELLOGG CO                                              30,710.75                 34,737.50
             300       PIONEER HI BRED INTL INC.                               28,136.76                 32,175.00
             400       RALSTON PURINA CO                                       36,436.52                 37,175.00
           1,600       SARA LEE CORP                                           82,946.08                 90,100.00
             300       WRIGLEY (WM) JR CO                                      21,918.00                 23,868.75
                                                                  -----------------------   -----------------------
                         TOTAL FOOD & RELATED PRODUCTS                        748,433.69                838,068.75         0.78%

FOREST & PAPER PRODUCTS
             300       GEORGIA-PACIFIC (TIMBER GRP)                             5,990.16                  6,806.25
             300       GEORGIA-PACIFIC CORP (b)                                20,265.33                 18,225.00
           1,000       INTERNATIONAL PAPER CO                                  47,122.50                 43,125.00
           1,800       KIMBERLY-CLARK CORP                                     95,401.80                 88,762.50
                                                                  -----------------------   -----------------------
                         TOTAL FOREST & PAPER PRODUCTS                        168,779.79                156,918.75         0.15%

FURNITURE & FURNISHING
             500       MASCO CORP                                              23,030.00                 25,437.50         0.02%


See accompanying notes to investments in securities              4                                                     (continued)

                                                      CLEARWATER GROWTH FUND

                                       SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1997

           FACE                                                                                                        PERCENT
          AMOUNT                                                                                      MARKET             OF
         OR SHARES     SECURITY                                               COST                   VALUE (a)        NET ASSETS

HEALTH CARE-DRUGS
           2,500       ABBOT LABORATORIES                                     157,381.25                163,906.25
          14,000       AMGEN INC                                              259,439.50                757,750.00
          18,500       BIOGEN INC. (b)                                        551,691.65                672,937.50
             400       CARDINAL HEALTH INC.                                    29,424.00                 30,050.00
          17,500       DURA PHARMACEUTICALS INC (b)                           692,100.55                802,812.50
          20,500       ELAN CORP PLC-ADR (b)                                  625,284.55              1,049,343.75
          19,000       LILLY (ELI) & CO                                       794,112.40              1,322,875.00
           4,000       MERCK & CO INC.                                        357,490.00                425,000.00
           1,700       PHARMACIA & UPJOHN INC.                                 55,345.71                 62,262.50
          35,500       PFIZER INC                                             354,583.00              2,646,968.75
           2,400       SCHERING-PLOUGH                                        140,844.00                149,100.00
          23,000       SMITHKLINE BEECHAM-SPONS ADR                           691,310.00              1,183,062.50
                                                                  -----------------------   -----------------------
                         TOTAL HEALTH CARE-DRUGS                            4,709,006.61              9,266,068.75         8.67%

HEALTH CARE-GENERAL
           2,100       AMERICAN HOME PRODUCTS INC.                            160,432.23                160,650.00
             900       BAXTER INTERNATIONAL INC.                               42,635.25                 45,393.75
           3,300       BRISTOL-KYERS SQUIBB CO                                302,591.85                312,262.50
          16,500       JOHNSON & JOHNSON                                      364,435.12              1,086,937.50
          15,500       WARNER-LAMBERT CO                                    1,346,471.55              1,922,000.00
                                                                  -----------------------   -----------------------
                         TOTAL HEALTH CARE-GENERAL                          2,216,566.00              3,527,243.75         3.30%

HOSPITAL SUPPLY & MANAGEMENT
             500       AETNA INC                                               36,611.25                 35,281.25
           2,200       COLUMBIA/HCA HEALTHTRUST CORP                           62,531.92                 65,175.00
           1,000       FPA MEDICAL MANAGEMENT INC (b)                          23,750.00                 18,625.00
             500       GUIDANT CORP                                            29,436.25                 31,125.00
          69,000       HBO & CO                                             1,271,007.80              3,312,000.00
          58,000       HEALTHSOUTH CORP (b)                                   491,910.00              1,609,500.00
          23,000       MEDTRONIC INC.                                         171,646.13              1,203,187.50
          17,500       STRYKER CORP                                           270,380.65                651,875.00
           1,000       TENET HEALTH CARE                                       30,153.80                 33,125.00
             600       UNITED HEALTHCARE CORP                                  29,267.28                 29,812.50
                                                                  -----------------------   -----------------------
                         TOTAL HOSPITAL SUPPLY & MANAGEMENT                 2,416,695.08              6,989,706.25         6.54%

HOTELS & GAMING
             400       ITT CORP (b)                                            31,161.52                 33,150.00
          20,500       MARRIOTT INTERNATIONAL INC                             731,148.45              1,419,625.00
          18,500       PROMUS HOTEL CORP (b)                                  557,547.45                777,000.00
                                                                  -----------------------   -----------------------
                         TOTAL HOTELS & GAMING                              1,319,857.42              2,229,775.00         2.09%

HOUSEHOLD-GENERAL PRODUCTS
           1,000       COLGATE-PALMOLIVE CO                                    63,903.80                 73,500.00
          18,000       PROCTOR & GAMBLE CO                                    728,181.20              1,436,625.00
                                                                  -----------------------   -----------------------
                         TOTAL HOUSEHOLD-GENERAL PRODUCTS                     792,085.00              1,510,125.00         1.41%



See accompanying notes to investments in securities              5                                                     (continued)

                                                      CLEARWATER GROWTH FUND

                                       SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1997

           FACE                                                                                                        PERCENT
          AMOUNT                                                                                      MARKET             OF
         OR SHARES     SECURITY                                               COST                   VALUE (a)        NET ASSETS

INSURANCE-LIFE
             800       AMERICAN GENERAL CORP                                   41,298.00                 43,250.00
             500       AON CORP                                                27,655.00                 29,312.50
             600       CONSECO INC                                             27,373.50                 27,262.50
          12,000       EQUITABLE COMPANIES INC                                461,539.95                597,000.00
             700       SUNAMERICA INC.                                         27,885.76                 29,925.00
                                                                  -----------------------   -----------------------
                         TOTAL INSURANCE-LIFE                                 585,752.21                726,750.00         0.68%

INSURANCE-PROPERTY & CASUALTY
          11,000       ACE LTD                                                625,555.00              1,061,500.00
           9,000       ALLSTATE CORP                                          559,336.40                817,875.00
          13,500       AMERICAN INTERNATIONAL GROUP                           466,630.50              1,468,125.00
             600       CHUBB CORP                                              40,817.28                 45,375.00
             200       CIGNA CORP                                              31,837.00                 34,612.50
          19,000       EXEL LIMITED                                           523,635.00              1,204,125.00
             300       GENERAL RE CORP                                         59,399.25                 63,600.00
             400       HARTFORD FINANCIAL SVCS GRP                             32,399.00                 37,425.00
          77,000       MERCURY GENERAL CORP                                 1,645,980.30              4,254,250.00
          24,000       MGIC INVESTMENT CORP                                   576,720.00              1,596,000.00
                                                                  -----------------------   -----------------------
                         TOTAL INSURANCE-PROPERTY & CASUALTY                4,562,309.73             10,582,887.50         9.90%

LEISURE TIME INDUSTRY
          39,202       CENDANT CORPORATION (b)                                350,020.76              1,347,553.28
           2,200       DISNEY WALT                                            189,400.86                217,937.50
           1,000       MATTEL INC                                              39,278.80                 37,250.00
                                                                  -----------------------   -----------------------
                         TOTAL LEISURE TIME INDUSTRY                          578,700.42              1,602,740.78         1.50%

MOTOR VEHICLE PARTS
             300       EATON CORP                                              29,199.24                 26,775.00         0.03%

MOTOR VEHICLES
           2,000       CHRYSLER CORP                                           72,120.00                 70,375.00
           3,900       FORD MOTOR COMPANY                                     181,458.81                189,881.25
           2,400       GENERAL MOTORS CORP                                    152,288.71                145,500.00
          54,000       HARLEY DAVIDSON, INC.                                  691,935.20              1,478,250.00
                                                                  -----------------------   -----------------------
                         TOTAL MOTOR VEHICLES                               1,097,802.72              1,884,006.25         1.76%

MULTIPLE INDUSTRY
           1,700       ALLIED SIGNAL INC                                       63,195.80                 66,193.75
             800       CORNING INC                                             36,773.04                 29,700.00
             200       LOEWS CORP                                              22,624.50                 21,225.00
           1,400       MINNESOTA MINING & MFG CO                              128,884.00                114,887.50
          11,000       SAP ADS (c)                                            401,720.00              1,168,750.00
             400       TEXTRON INC.                                            23,724.00                 25,000.00
             100       TRW INC                                                  5,868.50                  5,337.50
                                                                  -----------------------   -----------------------
                         TOTAL MULTIPLE INDUSTRY                              682,789.84              1,431,093.75         1.34%



See accompanying notes to investments in securities              6                                                     (continued)

                                                      CLEARWATER GROWTH FUND

                                       SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1997

           FACE                                                                                                        PERCENT
          AMOUNT                                                                                      MARKET             OF
         OR SHARES     SECURITY                                               COST                   VALUE (a)        NET ASSETS

PETROLEUM-DOMESTIC
           1,100       ATLANTIC RICHFIELD CO                                   90,572.24                 88,137.50
             600       BURLINGTON RESOURCES INC                                29,454.78                 26,887.50
           1,100       OCCIDENTAL PETROLEUM CORP                               31,347.25                 32,243.75
             700       PHILLIPS PETROLEUM CO                                   34,579.51                 34,037.50
             600       TENNECO INC.                                            27,411.00                 23,700.00
             800       UNOCAL CORP                                             33,123.04                 31,050.00
             900       USX-MARATHON GROUP INC                                  32,735.25                 30,375.00
                                                                  -----------------------   -----------------------
                         TOTAL PETROLEUM-DOMESTIC                             279,223.07                266,431.25         0.25%

PETROLEUM-INTERNATIONAL
           1,600       AMOCO CORP                                             148,346.08                136,200.00
          13,665       BRITISH PETROLEUM PLC-ADR                              677,577.17              1,088,929.68
           2,100       CHEVRON CORP                                           180,769.68                161,700.00
           8,200       EXXON CORP                                             512,736.16                501,737.50
           2,600       MOBIL CORP                                             193,368.50                187,687.50
           1,700       TEXACO INC                                              98,739.57                 92,437.50
                                                                  -----------------------   -----------------------
                         TOTAL PETROLEUM-INTERNATIONAL                      1,811,537.16              2,168,692.18         2.03%

PETROLEUM-SERVICES
             500       BAKER HUGHES, INC.                                      23,780.00                 21,812.50
          11,500       CAMCO INTERNATIONAL INC                                407,180.00                732,406.25
           4,000       DRESSER INDUSTRIES INC                                 147,438.95                167,750.00
             800       HALLIBURTON CO                                          50,123.04                 41,550.00
          21,000       SCHLUMBERGER LTD                                       572,707.95              1,690,500.00
          30,500       TRANSOCEAN OFFSHORE INC                                797,547.52              1,469,718.75
                                                                  -----------------------   -----------------------
                         TOTAL PETROLEUM-SERVICES                           1,998,777.46              4,123,737.50         3.86%

PHOTOGRAPHIC EQUIPMENT
           1,100       EASTMAN KODAK CO.                                       69,022.25                 66,893.75         0.06%

PUBLISHING
             900       GANNETT CO                                              48,672.72                 55,631.25         0.05%

RAILROAD
             500       BURLINGTON NORTHERN SANTA FE CORP                       48,067.50                 46,468.75
             700       CSX CORP COM                                            38,429.51                 37,800.00
           1,200       NORFOLK SOUTHERN CORP                                   38,472.00                 36,975.00
             700       UNION PACIFIC CORP                                      41,779.50                 43,706.25
                                                                  -----------------------   -----------------------
                         TOTAL RAILROAD                                       166,748.51                164,950.00         0.15%

RESTAURANTS
           2,300       MCDONALD'S CORP                                        105,806.67                109,825.00         0.10%

RETAIL-FOOD STORES
             700       ALBERTSON'S INC.                                        26,335.75                 33,162.50
             700       KROGER CO (b)                                           22,635.76                 25,856.25
             400       RITE AID CORP                                           24,336.52                 23,475.00
             800       SAFEWAY INC (b)                                         47,173.04                 50,600.00
          25,000       WALGREEN COMPANY                                       632,788.70                784,375.00
                                                                  -----------------------   -----------------------
                         TOTAL RETAIL-FOOD STORES                             753,269.77                917,468.75         0.86%


See accompanying notes to investments in securities              7                                                     (continued)

                                                      CLEARWATER GROWTH FUND

                                       SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1997

           FACE                                                                                                        PERCENT
          AMOUNT                                                                                      MARKET             OF
         OR SHARES     SECURITY                                               COST                   VALUE (a)        NET ASSETS

RETAIL - GENERAL MERCHANDISE
             700       COSTCO COMPANIES INC (b)                                27,518.75                 31,237.50
             700       DAYTON-HUDSON CORP                                      46,160.73                 47,250.00
          19,500       FEDERATED DEPARTMENT STORES (b)                        513,045.00                839,718.75
          35,000       KOHLS CORP (b)                                       1,171,431.25              2,384,375.00
             800       MAY DEPARTMENT STORES CO                                44,498.00                 42,150.00
             700       PENNEY J C INC                                          42,410.76                 42,218.75
           1,200       SEARS ROEBUCK & CO                                      55,159.56                 54,300.00
           4,600       WALMART STORES INC.                                    166,863.62                181,412.50
                                                                  -----------------------   -----------------------
                         TOTAL RETAIL - GENERAL MERCHANDISE                 2,067,087.67              3,622,662.50         3.39%

RETAIL - SPECIALTY STORE
             600       CVS CORP                                                37,761.00                 38,437.50
           1,050       GAP INC                                                 39,067.00                 37,209.38
          25,750       HOME DEPOT INC.                                         50,381.91              1,516,031.25
             900       TOYS R US INC. (b)                                      31,610.25                 28,293.75
                                                                  -----------------------   -----------------------
                         TOTAL RETAIL-SPECIALTY STORE                         158,820.16              1,619,971.88         1.52%

SAVINGS & LOANS
          55,000       TCF FINANCIAL CORP                                     965,087.50              1,866,562.50         1.75%

SECURITIES BROKERS AND DEALERS
           1,600       AMERICAN EXPRESS COMPANY                               127,596.00                142,800.00
           8,500       CMAC INVESTMENT CORPORATION                            245,161.25                513,187.50
           3,500       FANNIE MAE                                             178,928.75                199,718.75
          21,500       FEDERAL HOME LOAN MORTGAGE CO                           65,945.84                901,656.25
          13,500       FRANKLIN RESOURCES INC.                                683,519.05              1,173,656.25
             500       MARSH & MCLENNAN COS                                    36,705.00                 37,281.25
           1,100       MERRILL LYNCH & CO                                      78,459.70                 80,231.25
           1,500       MORGAN ST DEAN WITTER DIS                               82,039.95                 88,687.50
          19,000       MUTUAL RISK MANAGEMENT LTD                             352,996.55                568,812.50
          19,500       PRICE (T ROWE) ASSOCIATES                              544,918.25              1,226,062.50
             200       STUDENT LOAN MARKETING ASSN                             28,837.00                 27,825.00
           3,828       TRAVELERS GROUP INC                                    184,962.47                206,233.50
                                                                  -----------------------   -----------------------
                         TOTAL SECURITIES BROKERS AND DEALERS               2,610,069.81              5,166,152.25         4.83%

TIMESHARING & SOFTWARE
             300       AMERICA ONLINE INC (b)                                  23,905.50                 26,756.25
           1,000       AUTOMATIC DATA PROCESSING                               52,653.80                 61,375.00
           5,000       COMPUTER SCIENCES CORP (b)                             341,043.55                417,500.00
          18,000       FISERV INC (b)                                         549,868.20                884,250.00
          23,250       PAYCHEX INC                                            278,102.90              1,177,031.25
                                                                  -----------------------   -----------------------
                         TOTAL TIMESHARING & SOFTWARE                       1,245,573.95              2,566,912.50         2.40%

TIRES & RUBBER PRODUCTS
             500       GOODYEAR TIRE & RUBBER CO                               32,667.50                 31,812.50         0.03%

TOBACCO
           1,100       RJR NABISCO HOLDINGS CORP                               36,022.25                 41,250.00
          31,500       PHILIP MORRIS COS INC.                                 520,988.30              1,427,343.75
                                                                  -----------------------   -----------------------
                         TOTAL TOBACCO                                        557,010.55              1,468,593.75         1.37%


See accompanying notes to investments in securities             8                                                     (continued)

                                                      CLEARWATER GROWTH FUND

                                       SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1997

           FACE                                                                                                        PERCENT
          AMOUNT                                                                                      MARKET             OF
         OR SHARES     SECURITY                                               COST                   VALUE (a)        NET ASSETS

UTIITIES - ELECTRIC
             600       AMERICAN ELECTRIC POWER                                 28,667.28                 30,975.00
             800       CONSOLIDATED EDISON OF NY                               27,723.04                 32,800.00
           1,200       DUKE POWER CO                                           58,309.56                 66,450.00
           1,300       EDISON INTERNATIONAL                                    33,715.50                 35,343.75
             500       FPL GROUP INC                                           26,336.25                 29,593.75
           1,400       P G & E CORPORATION                                     36,484.00                 42,612.50
           2,200       SOUTHERN CO                                             50,975.76                 56,925.00
             800       TEXAS UTILITY                                           28,673.04                 33,250.00
                                                                  -----------------------   -----------------------
                         TOTAL UTIITIES - ELECTRIC                            290,884.43                327,950.00         0.31%

UTILITIES - GAS & PIPELINE
           1,000       ENRON CORP                                              38,497.50                 41,562.50
           1,000       WILLIAMS COMPANIES, INC.                                25,623.75                 28,375.00
                                                                  -----------------------   -----------------------
                         TOTAL UTILITIES - GAS & PIPELINE                      64,121.25                 69,937.50         0.07%

UTILITIES - TELEPHONE
           5,300       A T & T CORPORATION                                    261,336.64                324,625.00
          35,000       AIRTOUCH COMMUNICATIONS INC. (b)                     1,048,159.20              1,454,687.50
           1,800       AMERITECH CORPORATION/DEL                              117,220.50                144,900.00
           2,600       BELL ATLANTIC CORP                                     210,187.38                236,600.00
           3,300       BELLSOUTH CORP                                         157,460.49                185,831.25
           3,100       GTE CORP                                               134,454.75                161,975.00
           1,800       MCI COMMUNICATIONS                                      65,756.34                 77,062.50
           3,000       SOUTHWESTERN BELL CORP                                 194,805.00                219,750.00
           1,400       SPRINT CORP                                             75,027.82                 82,075.00
           1,600       US WEST INC (b)                                         64,796.00                 72,200.00
           2,200       WORLDCOM INC GA (b)                                     76,655.36                 66,549.00
                                                                  -----------------------   -----------------------
                         TOTAL UTILITIES - TELEPHONE                        2,405,859.48              3,026,255.25         2.83%

CASH EQUIVALENTS
                       REPURCHASE AGREEMENTS WITH STATE STREET
       4,286,181.61      BANK, 4.25%, 1/2/98 (e)                            4,286,181.61              4,286,181.61         4.01%
                                                                  -----------------------   -----------------------    ---------

                       TOTAL INVESTMENTS                                  $64,154,250.44            116,074,498.80       108.62%
                                                                  =======================   =======================    =========

Notes to Investments in Securities
     (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

     (b) Currently non-income producing.

     (c) Security purchased on May 23, 1995 at a cost of $401,720 as part of a private placement that has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. May be sold only to dealers in that program or other accredited investors.

     (d)  At December  31,  1997,  the cost for federal  income tax purposes was
          $64,154,250.   The  aggregate  gross   unrealized   appreciation   and
          depreciation of investments in securities based on this cost were as follows:
                       Gross unrealized appreciation        52,699,851.50
                       Gross unrealized depreciation          (779,602.56)
                                                          ----------------
                           Net unrealized appreciation     $51,920,248.94
                                                          ================

     (e)   Repurchase  agreement  acquired on 12/31/97 is collateralized by U.S.
           government   agency  securities  and  interest  due  at  maturity  is
           $1,012.02.

                                                CLEARWATER SMALL CAP FUND

                                       SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1997


           FACE                                                                                                        PERCENT
          AMOUNT                                                                                      MARKET             OF
        OR SHARES      SECURITY                                  COST                                VALUE (a)        NET ASSETS

COMMON STOCKS
COMPUTER TECHNOLOGY
          17,200       EN POINTE TECHNOLOGIES (b)                             264,900.00                167,700.00
          67,900       MTI TECHNOLOGY CORP (b)                                188,648.50                899,675.00
         171,300       ROCKY MOUNTAIN INTERNET INC. (b)                       428,087.50                513,900.00
          26,700       SYMIX SYSTEMS INC. (b)                                 112,868.75                413,850.00
                                                                  -----------------------   -----------------------
                         TOTAL COMPUTER TECHNOLOGY                            994,504.75              1,995,125.00         4.89%

CONSUMER DISCRETIONARY
          34,800       ANALYTICAL SURVEYS INC. (b)                            432,212.50              1,191,900.00
          29,500       BARRETT BUSINESS SVCS INC (b)                          360,834.76                346,625.00
          23,000       BOSTON ACOUSTICS INC COM                               690,411.50                595,125.00
           8,000       BRIDGESTREET ACCOMODATIONS (b)                          72,000.00                 81,250.00
          11,900       BROWN GROUP INC.                                       206,586.53                158,418.75
          23,380       BURLINGTON COAT FACTORY WRHS                           318,166.67                384,308.75
          67,300       CHILDRENS DISCOVERY CENTERS                            360,439.90                656,175.00
          22,200       DUCKWALL-ALCO STORES, INC. (b)                         316,825.50                330,225.00
          21,400       FINLAY ENTERPRISES INC. (b)                            406,600.00                486,850.00
          68,500       G-111 APPAREL GROUP LTD (b)                            393,489.09                351,062.50
          44,000       HEADWAY CORPORATE RESOURCES (b)                        209,920.05                191,125.00
          15,667       HERBALIFE INTERNATIONAL CL-B (b)                       259,074.69                336,833.36
           7,833       HERBALIFE INTERNATIONAL CL-A (b)                       127,603.98                164,500.02
          34,300       KENTEK INFORMATION SYSTEMS                             212,783.35                231,525.00
          43,000       LECHTERS INC. (b)                                      252,741.35                217,687.50
          18,100       LEXFORD INC. (b)                                       411,973.51                624,450.00
          21,700       M/A/R/C, INC.                                          260,472.17                390,600.00
          33,900       WINSLOEW FURNITURE INC. (b)                            385,989.50                491,550.00
                                                                  -----------------------   -----------------------
                         TOTAL CONSUMER DISCRETIONARY                       5,678,125.05              7,230,210.88        17.70%

CONSUMER STAPLES
          25,600       FLEMING COMPANIES, INC.                                437,289.44                344,000.00
          70,500       LAMAUR CORPORATION (b)                                 404,550.50                105,750.00
          26,950       SCHULTZ SAV O STORES INC.                              297,805.00                417,725.00
                                                                  -----------------------   -----------------------
                         TOTAL CONSUMER STAPLES                             1,139,644.94                867,475.00         2.12%

ELECTRONICS TECHNOLOGY
          34,400       AEHR TEST SYSTEMS (b)                                  240,200.00                275,200.00
          15,000       CERPROBE CORP                                          194,817.40                260,625.00
          34,450       CHECKPOINT SYS INC COM                                 522,920.45                602,875.00
          14,000       QC OPTICS (b)                                           46,837.50                 50,750.00
          18,300       WEGENER CORP (b)                                        52,612.50                 28,021.87
                                                                  -----------------------   -----------------------
                         TOTAL ELECTRONICS TECHNOLOGY                       1,057,387.85              1,217,471.87         2.98%


See accompanying notes to investments in securities             1                                                     (continued)

                                                CLEARWATER SMALL CAP FUND

                                       SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1997

           FACE                                                                                                        PERCENT
          AMOUNT                                                                                      MARKET             OF
         OR SHARES     SECURITY                                               COST                   VALUE (a)        NET ASSETS

FINANCIAL SERVICES
          27,600       AAMES FINANCIAL CORP                                   386,349.78                357,075.00
          49,000       AMERICAN PHYSICIANS SERVICE GROUP (b)                  208,250.00                349,125.00
           6,834       ASTORIA FINANCIAL                                      245,758.64                380,995.50
          18,370       FIDELITY BANKSHARES INC.                               279,475.00                597,025.00
          16,750       HENRY (JACK) & ASSOCIATES                              144,200.63                456,437.50
          36,800       KINNARD INVESTMENTS INC. (b)                           214,731.25                257,600.00
          18,300       LIBERTY FINANCIAL COMPANIES                            352,777.00                690,825.00
          53,010       PACIFIC CREST CAPITAL INC. (b)                         382,815.00                967,432.50
          46,600       PROPHET 21 INC (b)                                     198,050.00                489,300.00
          14,512       QUEENS COUNTY BANCORP INC.                             327,293.81                587,736.00
          11,200       SUN BANCORP INC-NJ (b)                                 240,800.00                366,800.00
          53,406       TIMBERLINE SOFTWARE CORP                               304,833.00                657,564.45
                                                                  -----------------------   -----------------------
                         TOTAL FINANCIAL SERVICES                           3,285,334.11              6,157,915.95        15.08%

HEALTH CARE
          30,500       COLLABORATIVE CLINICAL RESEARCH INC (b)                213,920.00                154,406.25
          58,000       COLORADO MEDTECH INC.                                  169,876.24                398,750.00
          16,617       ICN PHARMACEUTICALS                                    256,343.76                811,117.31
          65,000       STAR MULTI CARE SERVICES INC. (b)                      372,703.90                357,500.00
                                                                  -----------------------   -----------------------
                         TOTAL HEALTH CARE                                  1,012,843.90              1,721,773.56         4.22%

INSURANCE
          20,000       ACCEPTED INSURANCE COMPANIES                           435,681.10                483,750.00
          16,339       AMERUS LIFE HOLDINGS INC-A                             530,014.43                602,500.63
          15,300       PENN TREATY AMERICAN CORP (b)                          247,301.55                485,775.00
           6,900       RIGHTCHOICE MANAGED CARE CL A (b)                       84,936.07                 66,412.50
          41,900       SEIBELS BRUCE GROUP INC.                               293,300.00                314,250.00
                                                                  -----------------------   -----------------------
                         TOTAL INSURANCE                                    1,591,233.15              1,952,688.13         4.78%

MATERIALS AND PROCESSING
          15,200       AMPCO-PITTSBURGH                                       185,435.00                297,350.00
          31,300       CAMERON ASHLEY BUILDING PROD (b)                       389,229.60                524,275.00
          15,000       CONCORD FABRICS INC CL A (b)                           126,375.00                136,875.00
          43,900       EASCO INC                                              319,912.25                581,675.00
          29,600       INSTEEL INDUSTRIES                                     247,755.00                203,500.00
          32,800       INTERNATIONAL COMFORT PRODUCTS CORP (b)                233,323.27                274,700.00
          10,000       LONE STAR TECHNOLOGIES (b)                             342,830.30                283,750.00
          18,400       MAVERICK TUBE CORP (b)                                 512,280.08                465,750.00
          44,000       MERCER INTL INC-SBI                                    435,342.84                387,750.00
          17,800       MILLER BUILDING SYSTEMS INC (b)                        153,387.50                173,550.00
          38,800       NORTHWEST PIPE COMPANY (b)                             614,565.63                931,200.00
          25,680       PIONEER COMPANIES INC. CL A (b)                        177,000.00                337,050.00
          29,800       SAXTON INC. (b)                                        211,300.00                204,875.00
          20,800       SCHNITZER STEEL INDUSTRIES INC-A                       515,861.25                583,700.00
          27,400       SHAW GROUP INC. (b)                                    476,736.00                630,200.00
          27,000       SPARTECH CORP                                          323,814.09                408,375.00
          14,900       TEXAS INDUSTRIES INC.                                  405,539.00                670,500.00
          34,765       UNIMARK GROUP INC. (b)                                 246,952.40                130,368.75
                                                                  -----------------------   -----------------------
                         TOTAL MATERIALS AND PROCESSING                     5,917,639.21              7,225,443.75        17.69%

See accompanying notes to investments in securities             2                                                     (continued)

                                                CLEARWATER SMALL CAP FUND

                                       SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1997

           FACE                                                                                                        PERCENT
          AMOUNT                                                                                      MARKET             OF
         OR SHARES     SECURITY                                               COST                   VALUE (a)        NET ASSETS

ENERGY
           7,400       ABRAXAS PETROLEUM CORP (b)                              79,204.00                109,150.00
          77,200       BOLT TECHNOLOGY CORP                                   137,867.88                530,750.00
          38,500       DAILEY PETROLEUM SERVICES (b)                          476,736.20                418,687.50
          76,700       GREY WOLF (b)                                          223,978.59                412,262.50
          18,750       HALTER MARINE GROUP INC. (b)                           188,221.50                541,406.25
          80,000       ICO INC                                                358,695.74                490,000.00
          14,200       LUFKIN INDUSTRIES INC                                  313,595.13                507,650.00
           8,500       MARINE DRILLING CO INC.                                156,500.00                176,375.00
          29,500       MIDCOAST ENERGY RESOURCES                              587,360.75                636,093.75
         143,500       NORTON DRILLING SERVICES, INC (b)                      217,449.45                300,453.13
         250,000       PONDER INDUSTRIES INC. (b)                             402,350.00                445,312.50
          25,500       SUPERIOR ENERGY SERVICES INC. (b)                      242,077.50                258,187.50
          21,500       TRIGEN ENERGY CORP                                     401,512.50                428,656.25
                                                                  -----------------------   -----------------------
                         TOTAL ENERGY                                       3,785,549.24              5,254,984.38        12.87%

PRODUCER DURABLES
          27,500       ALIGN-RITE INTERNATIONAL (b)                           356,838.71                350,625.00
          16,900       ALPINE GROUP INC. (b)                                  305,391.50                316,875.00
          45,350       AMERICAN HOMESTAR CORP                                 480,389.75                748,275.00
          11,600       AMREP CORP (b)                                          69,767.41                 68,150.00
          31,100       ANTEC CORP (b)                                         308,944.08                485,937.50
          42,500       ASTRO-MED INC NEW                                      358,466.88                340,000.00
          13,800       C & D TECHNOLOGIES INC.                                432,019.40                665,850.00
          11,900       CURTIS-WRIGHT CORP                                     441,160.00                432,118.75
          58,425       FREQUENCY ELECTRONICS INC                              374,406.88                934,800.00
          24,800       GLEASON CORP                                           432,870.02                668,050.00
          64,100       GNI GROUP INC. (b)                                     427,953.77                312,487.50
          39,000       GRADCO SYSTEMS INC. (b)                                185,534.45                287,625.00
          21,000       GRAHAM CORP (b)                                        447,575.00                320,250.00
          39,600       HERLEY INDUSTRIES INC. (b)                             234,888.18                477,675.01
          22,600       KEITHLEY INSTRUMENTS INC                               307,462.88                196,337.50
          16,000       MATTHEWS INTL CORP                                     258,500.00                704,000.00
          19,000       NUMEREX CORP - CL A (b)                                114,000.00                118,750.00
          16,600       PENN ENGINEERING & MFG CO                              358,911.25                398,400.00
          18,500       SALIENT 3 COMMUNICATIONS-A                             291,072.99                228,937.50
          16,450       SSE TELECOM INC.                                       178,276.00                 78,137.50
          19,200       TRANSTECHNOLOGY CORP                                   312,000.00                543,600.00
             200       WHITEHALL CORP (b)                                       2,255.00                  3,600.00
                                                                  -----------------------   -----------------------
                         TOTAL PRODUCER DURABLES                            6,678,684.15              8,680,481.26        21.26%

UTILITIES
          16,000       CTG RESOURCES                                             373,941.85                417,000.00
          97,500       EL PASO ELECTRIC COMPANY                                  576,561.61                712,968.75
          19,500       NUI CORP                                                  373,964.73                559,406.25
          25,100       PROVIDENCE ENERGY CORP                                    464,950.75                547,493.75
          17,750       YORK RESEARCH CORP (b)                                    140,600.73                149,765.63
                                                                  -----------------------   -----------------------
                         TOTAL UTILITIES                                       1,930,019.67              2,386,634.38      5.84%

See accompanying notes to investments in securities             3                                                     (continued)

                                                CLEARWATER SMALL CAP FUND

                                       SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1997

           FACE                                                                                                        PERCENT
          AMOUNT                                                                                      MARKET             OF
         OR SHARES     SECURITY                                               COST                   VALUE (a)        NET ASSETS
PREFERRED STOCK

FINANCIAL SERVICES
           9,000       IRWIN FINANCIAL CORP CAPITAL TRUST                     225,000.00                249,750.00         0.61%

CONVERTIBLE PREFERRED

FINANCIAL SERVICES
          11,050       RIGGS NATIONAL                                         300,730.25                319,068.75         0.78%

CASH EQUIVALENTS
                       REPURCHASE AGREEMENTS WITH STATE STREET
       3,110,144.53      BANK, 4.25%, 1/2/98 (d)                            3,110,144.53              3,110,144.53         7.62%
                                                                  -----------------------   -----------------------    ---------

                       TOTAL INVESTMENTS                                  $36,706,840.80             48,369,167.44       118.44%
                                                                  =======================   =======================    =========





Notes to Investments in Securities

     (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

     (b) Currently non-income producing.

     (c) At December  31,  1997,  the  cost for federal  income tax purposes was
         $36,706,841.   The   aggregate  gross   unrealized   appreciation   and
         depreciation of investments in securities based on this cost were as follows:
                       Gross unrealized appreciation        13,482,707.20
                       Gross unrealized depreciation        (1,820,381.56)
                                                    -----------------------
                           Net unrealized appreciation     $11,662,325.64
                                                    =======================

     (d) Repurchase agreement acquired on 12/31/97 is collateralized by U.S. government agency securities and interest due at maturity is $734.34.